Investment Objectives and Goals	12 Months Ended
Oct. 31, 2024
California Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	CALIFORNIA MUNICIPAL FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital.
Core Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	CORE FIXED INCOME FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide a high level of current income consistent with preservation of capital.
Core Plus Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	CORE PLUS BOND FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income
Objective, Secondary [Text Block]	and, as a secondary objective, capital appreciation.
Diversified Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	DIVERSIFIED INCOME FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks income.
Diversified International Fund
Prospectus [Line Items]
Risk/Return [Heading]	DIVERSIFIED INTERNATIONAL FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Equity Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	EQUITY INCOME FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and long-term growth of income and capital.
Finisterre Emerging Markets Total Return Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	FINISTERRE EMERGING MARKETS TOTAL RETURN BOND FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to generate total returns from current income and capital appreciation.
Global Emerging Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	GLOBAL EMERGING MARKETS FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Global Real Estate Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	GLOBAL REAL ESTATE SECURITIES FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to generate a total return.
Government & High Quality Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	GOVERNMENT & HIGH QUALITY BOND FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide a high level of current income consistent with safety and liquidity.
Government Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	GOVERNMENT MONEY MARKET FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	HIGH YIELD FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide a high level of current income.
Inflation Protection Fund
Prospectus [Line Items]
Risk/Return [Heading]	INFLATION PROTECTION FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and real (after inflation) total returns.
International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	INTERNATIONAL EQUITY FUND (formerly, International Fund I)
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
LargeCap Growth Fund I
Prospectus [Line Items]
Risk/Return [Heading]	LARGECAP GROWTH FUND I
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
LargeCap S&P 500 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	LARGECAP S&P 500 INDEX FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
LargeCap Value Fund III
Prospectus [Line Items]
Risk/Return [Heading]	LARGECAP VALUE FUND III
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
MidCap Fund
Prospectus [Line Items]
Risk/Return [Heading]	MIDCAP FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
MidCap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	MIDCAP GROWTH FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
MidCap Growth Fund III
Prospectus [Line Items]
Risk/Return [Heading]	MIDCAP GROWTH FUND III
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
MidCap S&P 400 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	MIDCAP S&P 400 INDEX FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
MidCap Value Fund I
Prospectus [Line Items]
Risk/Return [Heading]	MIDCAP VALUE FUND I
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	MONEY MARKET FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
Overseas Fund
Prospectus [Line Items]
Risk/Return [Heading]	OVERSEAS FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Principal Capital Appreciation Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL CAPITAL APPRECIATION FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital.
Principal LifeTime Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks current income, and as a secondary objective, capital appreciation.
Objective, Secondary [Text Block]	as a secondary objective, capital appreciation.
Principal LifeTime 2015 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME 2015 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal LifeTime 2020 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME 2020 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal LifeTime 2025 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME 2025 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal LifeTime 2030 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME 2030 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal LifeTime 2035 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME 2035 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal LifeTime 2040 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME 2040 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal LifeTime 2045 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME 2045 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal LifeTime 2050 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME 2050 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal LifeTime 2055 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME 2055 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal LifeTime 2060 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME 2060 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal LifeTime 2065 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME 2065 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal LifeTime 2070 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME 2070 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal LifeTime Hybrid Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME HYBRID INCOME FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks current income,
Objective, Secondary [Text Block]	and as a secondary objective, capital appreciation.
Principal LifeTime Hybrid 2015 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME HYBRID 2015 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal LifeTime Hybrid 2020 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME HYBRID 2020 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal LifeTime Hybrid 2025 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME HYBRID 2025 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal LifeTime Hybrid 2030 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME HYBRID 2030 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal LifeTime Hybrid 2035 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME HYBRID 2035 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal LifeTime Hybrid 2040 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME HYBRID 2040 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal LifeTime Hybrid 2045 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME HYBRID 2045 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal LifeTime Hybrid 2050 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME HYBRID 2050 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal LifeTime Hybrid 2055 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME HYBRID 2055 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal LifeTime Hybrid 2060 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME HYBRID 2060 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal LifeTime Hybrid 2065 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME HYBRID 2065 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Principal LifeTime Hybrid 2070 Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LIFETIME HYBRID 2070 FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a total return consisting of long-term growth of capital and current income.
Real Estate Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	REAL ESTATE SECURITIES FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to generate a total return.
Strategic Asset Management Balanced Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Strategic Asset Management Conservative Balanced Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE BALANCED PORTFOLIO
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.
Strategic Asset Management Conservative Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH PORTFOLIO
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation.
Strategic Asset Management Flexible Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Strategic Asset Management Strategic Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	SAM (STRATEGIC ASSET MANAGEMENT) STRATEGIC GROWTH PORTFOLIO
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation.
Short-Term Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	SHORT-TERM INCOME FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
SmallCap Fund
Prospectus [Line Items]
Risk/Return [Heading]	SMALLCAP FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
SmallCap Growth Fund I
Prospectus [Line Items]
Risk/Return [Heading]	SMALLCAP GROWTH FUND I
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
SmallCap S&P 600 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	SMALLCAP S&P 600 INDEX FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
SmallCap Value Fund II
Prospectus [Line Items]
Risk/Return [Heading]	SMALLCAP VALUE FUND II
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Tax-Exempt Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	TAX-EXEMPT BOND FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors’ capital.